Regulatory Requirements and Restricted Funds - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Disclosure of Tangible net equity requirement	The required amount is the larger of: (1) $1,000; (2) 2% of the first $150,000 of annualized premium revenue, plus 1% of annualized premium revenue in excess of $150,000; or (3) 8% of the first $150,000 of annualized health care expenditures, except for those paid on a capitated or managed hospital payment basis, plus 4% of the annualized health care expenditures in excess of $150,000, except those paid on a capitated or managed hospital payment basis, plus 4% of annualized hospital expenditures paid on a managed hospital payment basis. We were in compliance with the TNE requirement for all periods presented.	The required amount is the larger of: (1) $1,000; (2) 2% of the first $150,000 of annualized premium revenue, plus 1% of annualized premium revenue in excess of $150,000; or (3) 8% of the first $150,000 of annualized health care expenditures, except for those paid on a capitated or managed hospital payment basis, plus 4% of the annualized health care expenditures in excess of $150,000, except those paid on a capitated or managed hospital payment basis, plus 4% of annualized hospital expenditures paid on a managed hospital payment basis. We were in compliance with the TNE requirement at for all periods presented.
Tangible net equity, required amount	$ 1,000	$ 1,000
Annualized premium revenue, percentage	2.00%	2.00%
Annualized premium revenue, excess amount, percentage	1.00%	1.00%
Annualized health care expenditures, percentage	8.00%	8.00%
Annualized health care expenditures, excess amount, percentage	4.00%	4.00%
Tangible capital required for capital adequacy	$ 150,000	$ 150,000
Annualized hospital expenditure paid percentage	4.00%	4.00%
Banking Regulation, Tangible Capital, Excess, Actual		$ 20,898	$ 17,762
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval		9,614	432
Banking regulation, tangible capital		$ 36,302	$ 18,588